DIVIDENDS - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends [Line Items]
Dividends paid	$ 6,321	$ 7,270	$ 15,198
A shares
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.82	$ 0.9565	$ 1.88
Dividends paid	$ 3,330	$ 3,860	$ 8,147
A shares | March
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.1665	$ 0.47	$ 0.47
Dividends paid	$ 677	$ 1,862	$ 2,100
A shares | June
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.1735	$ 0.16	$ 0.47
Dividends paid	$ 698	$ 653	$ 2,062
A shares | September
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.24	$ 0.16	$ 0.47
Dividends paid	$ 974	$ 654	$ 2,007
A shares | December
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.24	$ 0.1665	$ 0.47
Dividends paid	$ 981	$ 691	$ 1,978
B shares
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.82	$ 0.9565	$ 1.88
Dividends paid	$ 2,991	$ 3,410	$ 7,051
B shares | March
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.1665	$ 0.47	$ 0.47
Dividends paid	$ 613	$ 1,620	$ 1,775
B shares | June
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.1735	$ 0.16	$ 0.47
Dividends paid	$ 633	$ 586	$ 1,762
B shares | September
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.24	$ 0.16	$ 0.47
Dividends paid	$ 880	$ 582	$ 1,765
B shares | December
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.24	$ 0.1665	$ 0.47
Dividends paid	$ 865	$ 622	$ 1,749